SHARE-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
SHARE-BASED COMPENSATION

NOTE 14 — SHARE-BASED COMPENSATION

Successor

As described in note 2, the Holdings LLCA provides for the issuance of 1,000,000 Incentive Units. Of each grant of Incentive Units, a portion are designated as Time Vesting Incentive Units and remaining portion are designated as Sale Vesting Incentive Units. Time Vesting Incentive Units will vest each year over a period of 4 years. All of the Sale Vesting Incentive Units will vest upon the achievement of certain milestones related to a Sale of the Company. The Company recognizes compensation cost for the Time Vesting Incentive Units awards on a straight-line basis. No compensation cost will be recognized for the Sale Vesting Incentive Units until such time that a Sale of the Company occurs.

The Company has recorded expense related to the Time Vesting Units over the vesting term based on a fair value calculated using the Monte Carlo simulation model in conjunction with the Finnerty Model. The assumptions noted in the following table for the three months ended March 31, 2021:

Annual risk-free rate of return	0.32%
Expected volatility	37.20%
Expected term (years)	3.96
Dividend yield	—%

The assumptions noted in the following table for the period from January 16, 2020 through March 31, 2020:

Annual risk-free rate of return	1.62%
Expected volatility	32.50%
Expected term (years)	4.96
Dividend yield	—%

The risk-free interest rate for periods within the contractual life of the Units is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility of the Units granted was estimated using the historical volatility of comparable public companies as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected term of Units granted represents the period of time that Units granted are expected to be outstanding.

Presented below is a summary of the activity of the Company’s Incentive Units under the Plan for the three months ended March 31, 2021:

		Weighted-
		average
		grant
		date fair
	Units	value
Nonvested at December 31, 2020	639,670	$9.44
Granted	142,817	$51.11
Vested	(101,544)	$9.44
Forfeited	(1,803)	$25.04
Nonvested at March 31, 2021	679,140	$18.16

Presented below is a summary of the activity of the Company’s Incentive Units under the Plan for the period from January 16, 2020 through March 30, 2020:

		Weighted-
		average
		grant
		date fair
	Units	value
Granted on January 16, 2020	659,995	$9.44
Forfeited	(2,694)	$9.44
Nonvested at March 31, 2020	657,301	$9.44

The Company recorded stock-based compensation expense of $479,726 and $208,330 for the three months ended March 31, 2021 and for the period from January 16, 2020 through March 31, 2020, respectively. As of March 31, 2021, there was $11.9 million of total unrecognized compensation cost related to nonvested Incentive Units. These costs are expected to be recognized over a weighted-average period of 3.0 years.

Predecessor

Prior to the Merger, Predecessor Management issued stock options (the “Options”) under the Plan. A maximum of 559,000 shares may be issued under the Plan. Stock options granted under the Plan are exercisable over a maximum term of 10 years from the date of grant. In general, the Options vest over a four-year period, with each Option becoming exercisable as to 25% of the number of shares subject to the Option one year from the grant dates and exercisable as to an additional 6.25% of the number shares subject to the Option every three months thereafter for an additional three years. The Company has recorded expense related to the Options over the vesting term based on a fair value calculated using the Black-Scholes model, with the input of the fair value of the underlying stock equal to the value of the common stock of Predecessor Management.

The fair value of each Option award is estimated on the date of grant using the Black-Scholes Option Pricing Model using the assumptions noted in the following table for the period from January 1, 2020 through January 15, 2020:

Annual risk-free rate of return	1.87%
Expected volatility	39.22%
Expected term (years)	7.00
Dividend yield	—%

The risk-free interest rate for periods within the contractual life of the Option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility of the Options granted was estimated using the historical volatility of comparable public companies as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected term of Options granted represents the period of time that Options granted are expected to be outstanding.

There was no activity during the period from January 1, 2020 to January 15, 2020. Options outstanding as of January 15, 2020 were:

		Weighted-
		average
		exercise
	Options	price
Outstanding at January 15, 2020 and December 31, 2019	466,075	$6.19
Options vested and exercisable at January 15, 2020	222,516	$6.19
Nonvested options outstanding at January 15, 2020	243,559	$6.19

The Company recorded stock-based compensation expense of $12,733 to operating expenses for the period from January 1, 2020 through January 15, 2020. The Plan was terminated as of the Merger Date and all non-vested and outstanding options were cancelled and not replaced by any plan by the Successor. There was no further stock-based compensation expense recorded under the Plan after the Merger.

Presented below is a summary of the activity of the Company’s non-vested Options for the period from January 1, 2020 through January 15, 2020:

		Weighted-
		average
		grant
		date fair
Non-vested options	Options	value
Nonvested at December 31, 2019	247,122	$2.53
Vested	(3,563)	$2.53
Nonvested at January 15, 2020	243,559	$2.53

NOTE 14 — SHARE-BASED COMPENSATION

Successor

As described in Note 2, the Holdings LLCA provides for the issuance of 1,000,000 Incentive Units. Of each grant of Incentive Units, a portion are designated as Time Vesting Incentive Units and remaining portion are designated as Sale Vesting Incentive Units. Time Vesting Incentive Units will vest each year over a period of 4 years. 100% of the Sale Vesting Incentive Units will vest upon the achievement of certain milestones related to Sale of the Company. The Company recognizes compensation cost for the Time Vesting Incentive Units awards on a straight-line basis. No compensation cost will be recognized for the Sale Vesting Incentive Units until such time that a Sale of the Company occurs.

The Company has recorded expense related to the Time Vesting Units over the vesting term based on a fair value calculated using the Monte Carlo simulation model in conjunction with the Finnerty Model. The assumptions noted in the following table for the period from January 16, 2020 through December 31, 2020:

Annual risk-free rate of return	1.62%
Expected volatility	32.50%
Expected term (years)	4.96
Dividend yield	0%

The risk-free interest rate for periods within the contractual life of the Units is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility of the Units granted was estimated using the historical volatility of comparable public companies as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected term of Units granted represents the period of time that Units granted are expected to be outstanding.

Presented below is a summary of the activity of the Company’s Incentive Units under the Plan for the period from January 16, 2020 through December 31, 2020:

	Units	Weighted- average grant date fair value
Granted on January 16, 2020	659,995	$9.44
Granted	20,245	9.44
Forfeited	(40,570)	9.44
Outstanding at December 31, 2020	639,670	9.44
Units vested and exercisable at December 31, 2020	—	—
Units outstanding and expected to vest as of December 31, 2020	639,670	$9.44

The Company recorded stock-based compensation expense of $928,905 for the period from January 16, 2020 through December 31, 2020. There were no vested units as of December 31, 2020. As of December 31, 2020, there was $2,996,110 of total unrecognized compensation cost related to nonvested Incentive Units. That cost is expected to be recognized over a weighted-average period of 3.1 years.

Predecessor

Prior to the Merger, Predecessor Management issued stock options (the “Options”) under the Plan. A maximum of 559,000 shares may be issued under the Plan. Stock options granted under the Plan are exercisable over a maximum term of 10 years from the date of grant.

In general, the Options vest over a four-year period, with each Option becoming exercisable as to 25% of the number of shares subject to the Option one year from the grant dates and exercisable as to an additional 6.25% of the number shares subject to the Option every three months thereafter for an additional three years.

The Company has recorded expense related to the Options over the vesting term based on a fair value calculated using the Black-Scholes model, with the input of the fair value of the underlying stock equal to the value of the common stock of Predecessor Management.

The fair value of each Option award is estimated on the date of grant using the Black-Scholes Option Pricing Model using the assumptions noted in the following table for the year ended December 31, 2019 and period from January 1, 2020 through January 15, 2020:

Annual risk-free rate of return	1.87%
Expected volatility	39.22%
Expected term (years)	7.00
Dividend yield	0%

The risk-free interest rate for periods within the contractual life of the Option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected volatility of the Options granted was estimated using the historical volatility of comparable public companies as a substitute for the historical volatility of the Company’s common shares, which is not determinable without an active external or internal market. The expected term of Options granted represents the period of time that Options granted are expected to be outstanding.

There was no activity during the period from January 1, 2020 to January 15, 2020. Options outstanding as of January 15, 2020 were:

	Options	Weighted- average exercise price
Outstanding at January 15, 2020 and December 31, 2019	466,075	6.19
Options vested and exercisable at January 15, 2020	222,516	6.19
Options outstanding at January 15, 2020	243,559	6.19

Presented below is a summary of the activity of the Company’s Options under the Plan for the year ended December 31, 2019:

	Options	Weighted- average exercise price
Outstanding at December 31, 2018	449,859	6.44
Granted	82,065	4.90
Forfeited	(65,849)	6.24
Outstanding at December 31, 2019	466,075	6.19
Options vested and exercisable at December 31, 2019	218,953	6.19
Options outstanding and expected to vest at December 31, 2019	247,122	6.19

The Company recorded stock-based compensation expense of $12,733 and $339,156 to operating expenses for the period from January 1, 2020 through January 15, 2020 and year ended December 31, 2019, respectively.

The Plan was terminated as of the Merger and all non-vested and outstanding options were cancelled and not replaced by any plan by the Successor. There was no further stock-based compensation expense recorded under the Plan after the Merger.

Presented below is a summary of the activity of the Company’s non-vested Options for the period from January 1, 2020 through January 15, 2020:

Non-vested options	Options	Weighted- average grant date fair value
Nonvested at January 1, 2020	247,122	2.53
Vested	(3,563)	2.53
Nonvested at January 15, 2020	243,559	$2.53

Presented below is a summary of the activity of the Company’s non-vested Options for the year ended December 31, 2019:

Non-vested shares	Options	Weighted- average grant date fair value
Nonvested at December 31, 2018	367,365	3.06
Granted	82,065	1.57
Vested	(136,459)	3.02
Forfeited	(65,849)	3.27
Nonvested at December 31, 2019	247,122	$2.53